CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash	$ 319,103	$ 7,105,085
Due from related parties	$ 717,836	$ 198,611
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 47,001,308	$ 40,621,387
Non-current assets
TOTAL ASSETS	47,793,972	41,101,177	$ 31,717,772
Liabilities	16,957,688	13,479,281
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	10,420,096	10,420,096
Retained earnings	20,017,480	17,575,571
Accumulated other comprehensive loss	(749,328)	(1,284,329)
Total shareholders' equity	30,836,284	27,621,896	$ 21,165,627	$ 18,634,687
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	47,793,972	41,101,177
Class A
Shareholders' equity
Ordinary shares	2,226	2,226
Class B
Shareholders' equity
Ordinary shares	118	118
Parent company | Reportable legal entity
Current assets
Cash	$ 104	556,346
Due from related parties		$ 15,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 104	$ 571,346
Non-current assets
Investment in subsidiaries and VIEs	30,836,185	27,608,141
TOTAL ASSETS	30,836,289	28,179,487
Liabilities	5	557,591
Commitments and contingencies
Shareholders' equity
Ordinary shares
Additional paid-in capital	10,420,096	10,420,096
Retained earnings	21,163,172	18,483,785
Accumulated other comprehensive loss	(749,328)	(1,284,329)
Total shareholders' equity	30,836,284	27,621,896
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	30,836,289	28,179,487
Parent company | Reportable legal entity | Class A
Shareholders' equity
Ordinary shares	2,226	2,226
Parent company | Reportable legal entity | Class B
Shareholders' equity
Ordinary shares	$ 118	$ 118